PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) plan	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of defined benefit plans [line items]
Expense related to the defined contribution plans	$ 8,245	$ 6,824	$ 7,142
Amount of equity and fixed income instruments held in mutual funds or exchange traded funds	100.00%	100.00%
U.S.
Disclosure of defined benefit plans [line items]
Minimum employment days to qualify for savings retirement plan	90 days
Number of defined benefit pension plans | plan	3
Weighted average duration of defined benefit obligation	12 years	12 years
Canada
Disclosure of defined benefit plans [line items]
Company percent contribution of each participant's eligible salary (up to)	4.00%
Weighted average duration of defined benefit obligation	17 years	17 years
Corporate-owned Life Insurance Held in Rabbi Trust
Disclosure of defined benefit plans [line items]
Deferred compensation plan assets	$ 8,300	$ 5,700
Deferred compensation plan liabilities	8,300	$ 5,600
SERPs | Top of range
Disclosure of defined benefit plans [line items]
Annual pension benefit	600
SERPs | Bottom of range
Disclosure of defined benefit plans [line items]
Annual pension benefit	200
Pension plans
Disclosure of defined benefit plans [line items]
Expected employer contributions	1,000
Other plans
Disclosure of defined benefit plans [line items]
Expected employer contributions	$ 200